Change in non-cash working capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in non-cash operating working capital
Accounts Receivable	$ 784,502	$ 123,587	$ 406,114
Note Receivable	0	0	324,700
Prepaid Expenses And Deposits	229,279	3,262	19,600
Accounts Payable And Accrued Liabilities	741,326	14,375	(120,767)
Contractual Obligations	0	(127,507)	(3,879)
Change In Non-cash Working Capital Balances	$ 1,755,107	$ 13,717	$ 625,768